Acquisition of Businesses Acquisition - Schedule of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 26, 2018	Feb. 15, 2018	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Goodwill			$ 471,115		$ 471,115	$ 371,566	$ 329,242
Acquisition Consideration
Total purchase consideration					495,136	$ 158,706	$ 499,116
Less: Transaction costs					8,900
Foam Fabricators
Assets:
Cash		$ 6,282	6,282		6,282
Accounts receivable		19,058	19,058		19,058
Inventory		13,218	13,212		13,212
Property, Plant, and Equipment		23,485	28,370		28,370
Intangible assets		121,392	118,342		118,342
Goodwill		71,489	72,708		72,708
Other current and noncurrent assets		2,945	2,945		2,945
Total assets		257,869	260,917		260,917
Liabilities and noncontrolling interest:
Current liabilities		5,968	5,968		5,968
Other liabilities		115,033	115,033		115,033
Total liabilities		121,001	121,001		121,001
Net assets acquired		136,868	139,916		139,916
Intercompany loans to business and debt assumed		115,033	115,033		115,033
Net assets acquired and liabilities assumed		251,901	254,949		254,949
Acquisition Consideration
Purchase price		247,500			247,500
Working capital adjustment		3,646			6,079
Cash		(755)			(1,370)
Total purchase consideration		251,901			254,949
Less: Transaction costs		1,552		$ 1,600	1,552
Purchase price, net		$ 250,349	253,397
Rimports
Assets:
Cash	$ 10,025		10,025		10,025
Accounts receivable	21,431		21,431		21,431
Inventory	29,691		34,392		34,392
Property, Plant, and Equipment	1,493		3,379		3,379
Intangible assets	0		85,700		85,700
Goodwill	121,364		13,518		13,518
Other current and noncurrent assets	446		446		446
Total assets	184,450		168,891		168,891
Liabilities and noncontrolling interest:
Current liabilities	9,034		9,034		9,034
Other liabilities	25,000		4,800		4,800
Total liabilities and noncontrolling interest	34,034		13,834		13,834
Net assets acquired	150,416		$ 155,057		155,057
Acquisition Consideration
Purchase price	145,000				145,000
Working capital adjustment	(4,084)				32
Cash	(9,500)				(10,025)
Total purchase consideration	150,416				155,057
Less: Transaction costs	632			$ 600	632
Purchase price, net	$ 149,784				$ 154,425